As filed with the Securities and Exchange Commission on September 29, 2016
1933 Act Registration No. 333-122847
1940 Act Registration No. 811-21715
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	54	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	56	[ X ]

 (Check appropriate box or boxes)

_____________________
Neuberger Berman Alternative Funds
 (Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
 (Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  (212) 476-8800
Robert Conti
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Name and Address of Agent for Service)
With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
 Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b)
on ____________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on ____________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on ____________ pursuant to paragraph (a)(2)

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for the following classes of the following funds which was filed with the Securities and Exchange Commission on September 12, 2016, in Post-Effective Amendment No. 53 to the Registrant’s registration statement:
Institutional Class shares of Neuberger Berman U.S. Equity Index PutWrite Strategy Fund.
Class A shares of Neuberger Berman U.S. Equity Index PutWrite Strategy Fund.
Class C shares of Neuberger Berman U.S. Equity Index PutWrite Strategy Fund.
Class R6 shares of Neuberger Berman U.S. Equity Index PutWrite Strategy Fund.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 29th day of September, 2016.

NEUBERGER BERMAN ALTERNATIVE FUNDS

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 54 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	September 29, 2016
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	September 29, 2016
John M. McGovern
/s/ Joseph V. Amato	Trustee	September 29, 2016
Joseph V. Amato*
/s/ Faith Colish	Trustee	September 29, 2016
Faith Colish*
/s/ Michael J. Cosgrove	Trustee	September 29, 2016
Michael J. Cosgrove*
/s/ Marc Gary	Trustee	September 29, 2016
Marc Gary*
/s/ Martha C. Goss	Trustee	September 29, 2016
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	September 29, 2016
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	September 29, 2016
Deborah C. McLean*
/s/ Howard A. Mileaf	Trustee	September 29, 2016
Howard A. Mileaf*
/s/ George W. Morriss	Trustee	September 29, 2016
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	September 29, 2016
Tom D. Seip*
/s/ James G. Stavridis	Trustee	September 29, 2016
James G. Stavridis*

Signature	Title	Date
/s/ Candace L. Straight	Trustee	September 29, 2016
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	September 29, 2016
Peter P. Trapp*

*Signatures affixed by Franklin H. Na on September 29, 2016, pursuant to a power of attorney filed with Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of Neuberger Berman Advisers Management Trust, File Nos. 002-88566 and 811-04255, on April 22, 2016.

NEUBERGER BERMAN ALTERNATIVE FUNDS
EXHIBIT INDEX
Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase